Finance income and expense (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of finance income

	Six months ended June 30, 2024 unaudited £’000	Six months ended June 30, 2023 unaudited £’000
Finance income
Interest received on bank deposits	86	24
Other interest	2	-
Gain on equity settled derivative financial liability	751	386
Total finance income	839	410

The gain on the equity settled derivative financial liability in 1H24 and 1H23 arose as a result of the fall in the Biodexa share price.

	Six months ended June 30, 2024 unaudited £’000	Six months ended June 30, 2023 unaudited £’000
Finance expense
Interest expense on lease liabilities	11	15
Interest expense on deferred consideration	38	-
Other loans	-	7
Total finance expense	49	22

	2023 £’000	2022 £’000	2021 £’000
Finance income
Interest received on bank deposits	73	29	–
Other interest receivable	10	–	–
Gain on equity settled derivative financial liability	487	468	936
Total finance income	570	497	936

	2023 £’000	2022 £’000	2021 £’000
Finance expense
Interest expense on lease liabilities	28	43	36
Other loans	13	10	8
Total finance expense	41	53	44